Related Party Transactions (Table)	6 Months Ended
Jun. 30, 2024
Disclosure of transactions between related parties [abstract]
Schedule of Transactions with Related Parties
The following table summarizes transactions with related parties for the six months ended June 30, 2024:

	For the six months ended June 30, 2024						For the six months ended June 30, 2023
(€ thousands)	Revenues	Cost of sales	Selling, general and administrative expenses	Marketing expenses	Financial income/(expenses)	Foreign exchange gains/(losses)	Revenues	Cost of sales	Selling, general and administrative expenses	Marketing expenses	Financial income/(expenses)	Foreign exchange gains/(losses)
Associates
TFI Group (1)(2)	—	—	—	—	—	—	3,212	288	740	—	(7)	—
Filati Biagioli Modesto S.p.A.	—	3,676	33	—	—	—	—	3,581	20	—	45	—
Norda Run Inc.	—	1	4	—	—	—	—	841	120	—	(2)	—
Luigi Fedeli e Figlio S.r.l.	30	138	—	—	—	—	—	—	—	—	—	—
Total associates	30	3,815	37	—	—	—	3,212	4,710	880	—	36	—
Companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team
EZ Real Estate (3)	8	1,267	2,010	1,040	(351)	—	1	1,379	2,065	1,024	(181)	—
Schneider Group	1	6,394	3	—	—	—	17	6,732	11	—	—	—
Alan Real Estate S.A. (3)	—	857	1,550	—	(858)	5	—	874	649	—	(26)	—
Agnona S.r.l.	50	25	134	30	—	(1)	14	15	87	49	(1)	—
Other companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team (4)	92	2,983	216	4	2	—	37	2,790	11	8	1	—
Other related parties connected to directors and shareholders
UBS Group AG	—	—	96	—	(239)	83	—	—	103	—	(262)	1,915
Other	—	—	1,499	—	—	—	—	—	1,524	—	—	—
Total transactions with related parties	181	15,341	5,545	1,074	(1,446)	87	3,281	16,500	5,330	1,081	(433)	1,915
Total for the Group	960,122	322,678	497,612	66,751	(17,161)	(7,684)	903,059	323,228	415,792	47,530	(28,991)	(7,003)
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(1)Following the TFI Acquisition completed on April 28, 2023, TFI Group is controlled by the Group and is no longer related party.
(2)Costs with TFI Group include royalties amounting to €181 thousand for the six months ended June 30, 2023.
(3)Entities disposed of as part of the disposition of certain businesses in November 2021.
(4)Includes transactions with Fondazione Zegna, Finissaggio e Tintoria Ferraris S.p.A. and Pettinatura di Verrone S.r.l.

Schedule of Balances with Related Parties
The following table summarizes assets and liabilities with related parties at June 30, 2024 and December 31, 2023:

	At June 30, 2024				At December 31, 2023
(€ thousands)	Non-current assets	Current assets	Non-current liabilities	Current liabilities	Non-current assets	Current assets	Non-current liabilities	Current liabilities
Associates
Filati Biagioli Modesto S.p.A.	—	437	—	1,794	—	598	—	927
Norda Run Inc.		—	—	4	—	—	—	2
Luigi Fedeli e Figlio S.r.l.	—	23	—	136	—	3	—	—
Total associates	—	460	—	1,934	—	601	—	929
Monterubello and Companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team
Agnona S.r.l.	—	17	—	14	—	55	—	56
Schneider Group	—	—	—	4,010	—	—	—	4,176
EZ Real Estate (1)	40,098	18	34,413	8,525	43,215	82	37,320	8,503
Alan Real Estate S.A. (1)	36,375	—	32,137	5,024	37,154	—	33,245	5,291
Other companies controlled by Monterubello or its shareholders, the Company's directors or Senior Management Team (2)	208	268	—	1,724	406	188	—	2,144
Other related parties connected to directors and shareholders
UBS Group AG	—	34,889	—	20,530	—	43,202	20,000	3,017
Other	—	—	—	430	—	—	—	530
Total transactions with related parties	76,681	35,652	66,550	42,191	80,775	44,128	90,565	24,646
Total for the Group	1,552,647	1,228,652	995,565	871,529	1,479,375	1,287,636	853,992	1,012,123
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(1)Entities disposed of as part of the disposition of certain businesses in November 2021.
(2)Includes transactions with Fondazione Zegna, Finissaggio e Tintoria Ferraris S.p.A., Achill Station Pty Ltd. and Pettinatura di Verrone S.r.l.